Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments in Associates and Joint Ventures
15	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
As of December 31, this account comprises:

	2019	2020
Associates	28,875	27,246
Joint ventures	8,160	8,270

	37,035	35,516

The amounts recognized in the income statement as the value of the equity interest are as follows:

	2019	2020
Associates	(220,993)	(1,635)
Joint ventures	2,219	2,405

	(218,774)	770

a)	Investment in associates
Set out in the table below are the associates of the Corporation as of December 31, 2019 and 2020 the associates listed below have share capital solely consisting of common shares, which are held directly by the Corporation. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
		Interest in capital		At December 31,
Entity	Class of share	2019	2020	2019	2020
		%	%
Gasoducto del Peru S.A. ( * )	Common	—	—	—	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	18,320	18,058
Peru Piping Spools S.A.C.	Common	33.33	33.33	4,166	2,760
Obratres S.A.C.	Common	37.50	37.50	3,756	3,812
Inversiones Maje S.A.C.	Common	9.59	9.59	2,306	2,283
Otros	Common			327	333

				28,875	27,246

(*)	Mainly corresponds to an write-off of the investment in Gasoducto Sur Peruano S.A. as a whole.
The movement of the investments in associates is as follows:

	2018	2019	2020
Opening balance	250,053	250,282	28,875
Contributions received	5,616	—	—
Equity interest in results	(5,308)	(220,993)	(1,635)
Decrease in capital	(30)	—	—
Impairment of investment	—	(374)	(38)
Conversion adjustment	(49)	(40)	44

Final balance	250,282	28,875	27,246

The most significant associates are described as follows:

i)	Gasoducto Sur Peruano S.A.
In November 2015, the Corporation acquired a 20% interest in Gasoducto Sur Peruano S.A. (hereinafter “GSP”) and obtained a 29% interest in Consorcio Constructor Ductos del Sur (hereinafter “CCDS”) through its subsidiary Cumbra Peru S.A. GSP signed on July 22, 2014, a concession contract with the Peruvian Government to build, operate and maintain the pipelines transportation system of natural gas to meet the demand of cities in the south of Peru (hereinafter, the “Concession Contract”). Additionally, GSP signed an engineering, procurement, and construction contract with CCDS. The Corporation made an investment of US$242.5 million and was required to assume 20% of the performance guarantee established in the concession contract for US$262.5 million and 21.49% of the guarantee for a bridge loan obtained by GSP of US$600 million.

Early termination of the Concession Agreement
On January 24, 2017 the Ministry of Energy and Mines (hereinafter “MEM”) notified the early termination of the Concession Contract under its clause 6.7 based on GSP’s failure to provide evidence of the project’s financial closing within the contractual deadline and proceeded to the immediate enforcement of the performance guarantee. This situation generated the enforcement of the guarantees provided by the Company for US$52.5 million nominal value and US$129 million nominal value to secure GSP’s obligation with its lenders under a bridge loan granted to it. Under the Concession Agreement, the guarantees were paid by the Company on behalf of GSP, therefore the Company recognized a right to collect from GSP an amount equal to US$181.5 million nominal value that was recorded in 2016 as accounts receivable from related parties.

On October 11, 2017, GSP and MEM entered into an agreement to deliver the concession asset pursuant to the Concession Agreement. These assets included all the works, equipment, facilities and engineering studies needed for the development of the project.
After the termination of the Concession Contract, the Peruvian Government should have appointed a recognized international audit firm to calculate the net book value of the concession assets (hereinafter “VCN”) and conducted up to three public auctions of the GSP concession pursuant to clause 20 of the Concession Agreement. However, as of the date hereof, the Peruvian Government continues to be in breach of such contractual obligation. An independent audit firm engaged by GSP calculated the VCN to equal US$2,602 million as of December 31, 2016.
On December 4, 2017, GSP entered into a bankruptcy proceeding before the National Institute for the Defense of Competition and Intellectual Protection of Peru. The Corporation registered a claim for accounts receivable for US$0.4 million and an additional accounts receivable of US$169.3 million that is held in trust in benefit of the Company’s creditors. The process is in the debt recognition stage to determine the parties who will be entitled to participate in the Creditors’ Assembly to convoked under the mentioned bankruptcy proceeding.
On December 21, 2018, the Company. submitted to the Peruvian Government a request for direct negotiations demanding the payment of the VCN in favor of GSP therefore, commencing the cool off period under the Concession Contract. This request is based on the right that creditors have under article 1219 of the Peruvian Civil Code to initiate actions against its debtor’s debtors that the former to collect a credit that would allow the payment of the outstanding debt. Upon the conclusion of the contractual cool off period, the Company filed on October 18, 2019 a request for arbitration before CIADI. The Company withdrew its request for arbitration on December 27 of the same year the preliminary plea bargain agreement entered on the same date by the Company with the Prosecutor and the Ad hoc State Counsel (Note 1).
The fair value of the investment in GSP, as Corporate associate, is based on the amount of the VCN, taking into consideration the payments anticipated in the insolvency proceedings, the subordination contracts and the loan assignment agreements entered into by the Company and its partners in the project. Based on management’s estimate of such payments, an impairment of the investment value for US$220 million (S/739 million), corresponding to the year end 2019 US$65 million (S/218 million). In addition, Management has applied, at the consolidated financial statements of the company, an impairment of US$81.5 million (S/276 million) to the long-term account receivable from GSP, and also discount under the amortized cost for US$17 million (S/58 million). In addition, write-off
of US$54 million (S/180 million) was made over the deferred tax asset. These effects amounted to US$163.5 million (S/552 million) before taxes recorded in the income statement for the year ended December 31, 2019 and US$54 million (S/180 million) related to income tax expense.
As of December 31, 2020, the fair value of the investment in GSP was determined to be US$88.6 million, equivalent to S/320 million (as of December 31, 2019 US$83 million, equivalent to S/275 million), the Corporation’s management maintains the
8-year
investment recovery estimate; however, it has updated the discount rate used in its estimates from 3.43% to 1.6%, resulting in an amortized cost discounting gain of US$5.4 million (S/22.8 million).
In the opinion of our internal and external legal advisors, any proceeds received by GSP from the Peruvian Government derived from the former’s obligation to reimburse the VCN of the concession assets would not be subject to retention under Law 30737 since this payment does not include a net profit margin, nor does it correspond to the sale of assets.
Such withdrawal does not imply the loss of the Company’s right of collection against GSP nor does it restrict, limit or obstruct the possibility that GSP has of exercising its rights against the Government in the future.

ii)	Concesionaria Chavimochic S.A.C.
The entity was awarded the concesion of the Chavimochic irrigation project, including a) design and construction of the work required for the third phase of the Chavimochic irrigation project in the province of La Libertad; b) operation and maintenance of works; and c) water supply to the Project users. Construction activities started in 2015; the effective concession period is 25 years, and the total investment amounts was estimated in US$647 million.
The civil works of the third stage of the Chavimochic Irrigation Project were structured in two phases. To date, the works of the first phase (Palo Redondo Dam) are 70% completed. However, at the beginning of 2017, the procedure for early termination of the Concession Contract was initiated due to the breach of contract by the Grantor, and all activities were suspended in December 2017. Due to the fact that no agreement was reached, the Concessionaire initiated an arbitration process at the UNCID. The arbitration proceedings are suspended, as a consequence of the of the National Emergency.
Moreover, from 2018 to date, the Peruvian Government (“the Grantor”) has been evaluating the modification of the Concession Contract, to determine a mechanism that allow the completion of the project, without resolution as of to date.
Finally, the Grantor and the Ministry of Agriculture and Irrigation (MINAGRI), and the Chavimochic Special Project, have signed an Agreement in order to allow MINAGRI to subrogate the ownership of the Project, within the framework of the provisions of the Emergency Decree N °
021-2020.
The following table shows the financial information of the principal associates:
Summarized financial information for associates –

	Concesionaria Chavimochic S.A.C.
	At December, 31
Entity	2019	2020
Current
Assets	55,830	58,814
Liabilities	(1,596)	(4,795)
Non-current
Assets	12,408	11,635

Net assets	66,642	65,654

	Concesionaria Chavimochic S.A.C.
Entity	2019	2020
Administrative expenses	(11,028)	(4,521)

Loss operative	(11,028)	(4,521)
Others	(719)	3,534

Loss of the year	(11,747)	(987)

Total comprehensive loss	(11,747)	(987)

b)	Investment in Joint Ventures
Set out below are the joint ventures of the Corporation as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2019	2020	2019	2020
		%	%
Logistica Quimicos del Sur S.A.C.	Common	50.00	50.00	8,006	8,080
Constructora SK-VyV Ltda.	Common	50.00	50.00	29	34
Others		—	—	125	156

				8,160	8,270

The movement of the investments in joint ventures was as follows:

	2018	2019	2020
Opening balance	18,618	7,483	8,160
Equity interest in results	1,599	2,219	2,405
Disposal of Investment	(10,112)	—	—
Dividends received	(1,823)	(1,517)	(2,318)
Conversion adjustment	79	(14)	23
Impairment of investment	(878)	(11)	—

Final balance	7,483	8,160	8,270

The following table shows the financial information of the principal joint ventures:
Summarized financial information for joint ventures

	At December, 31
Logistica Quimicos del Sur S.A.C.	2019	2020
Current
Cash and cash equivalents	2,131	2,710
Other current assets	2,416	3,324

Total current assets	4,547	6,034

Other current liabilities	(4,381)	(6,108)

Total current liabilities	(4,381)	(6,108)

Non-current
Total non-current assets	37,620	35,715
Total non-current liabilities	(21,773)	(19,484)

Net assets	16,013	16,157

Revenue	12,622	13,351
Depreciation and amortization	(2,505)	(2,394)
Interest expense	(644)	(508)

Profit from continuing operations	6,500	6,854
Income tax expense	(1,913)	(2,072)

Profit from continuing operations after income tax	4,587	4,782

Total comprehensive income	4,587	4,782

The Corporation received dividends in 2020 from Logística Quimicos del Sur S.A. for S/2.3 million (S/1.5 million in 2019 and S/1.8 million in 2018).